Bank loans (Tables)	12 Months Ended
Dec. 31, 2025
Bank loans
Schedule of outstanding balance of bank loans

	Loan	Loan	Loan	Loan	Effective
As of December 31, 2025	commencement	maturity	amount in	amount in	interest
Short-term bank loans	date	date	RMB	US$	rate
Bank of China (a)	August 21, 2025	August 20, 2026	5,000,000	714,684	3.35%
Industrial and Commercial Bank of China	April 18, 2025	April 17, 2026	3,740,000	534,584	3.10%
Agriculture Bank of China(b)	December 26, 2025	December 25, 2026	3,500,000	500,279	3.25%
Bank of China	April 21, 2025	April 20, 2026	2,000,000	285,873	3.10%
Chengdu Rural Commercial Bank(c)	May 28, 2025	May 27, 2026	1,000,000	142,937	3.20%
Total short-term bank loans			15,240,000	2,178,357

Long-term bank loans
China Construction Bank	March 21, 2025	March 21, 2028	1,000,000	142,937	3.05%

	Loan	Loan	Loan	Loan	Effective
As of December 31, 2024	commencement	maturity	amount in	amount in	interest
Short-term bank loans	date	date	RMB	US$	rate
Bank of China (d)	August 30, 2024	August 29, 2025	4,000,000	571,747	3.35%
(a)	On August 21, 2025, Kebiao Technology obtained an RMB5,000,000 unsecured loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.35% per annum.
(b)	On December 26, 2025, Kebiao Techbology obtained an RMB3,500,000 loan from Agriculture Bank of China for a term of twelve months, with Mr. Yuan Li as the guarantor, at a fixed annual interest rate of 3.25% per annum.
(c)	On May 28, 2025, Kebiao Techbology obtained an RMB1,000,000 loan from Chengdu Rural Commercial Bank for a term of twelve months, with Mr. Yuan Li and Jiade Zhigao both as guarantors, at a fixed annual interest rate of 3.20% per annum.
(d)	On August 30, 2024, Kebiao Techbology obtained an RMB4,000,000 unsecured loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.35% per annum. The loan was fully repaid on August 11, 2025.